Vanguard Funds

Supplement Dated April 16, 2026, to the Prospectuses and Summary Prospectuses

Effective today, a portfolio manager has been added as co-portfolio manager of each Fund/Portfolio listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following table lists each impacted Fund and the corresponding portfolio manager added as co-portfolio manager:

Impacted Fund	Portfolio Manager
Vanguard Cash Reserves Federal Money Market Fund	Eion D’Anjou
Vanguard Core-Plus Bond Index ETF	Manuel Hayes
Vanguard Federal Money Market Fund	Eion D’Anjou
Vanguard Inflation-Protected Securities Fund	Brian Quigley
Vanguard Institutional Intermediate-Term Bond Fund	Peter Lee
Vanguard Institutional Short-Term Bond Fund	Thanh Nguyen
Vanguard Intermediate-Term Investment-Grade Fund	Peter Lee
Vanguard Long-Term Investment-Grade Fund	Blanton Keh
Vanguard Market Liquidity Fund	Eion D’Anjou
Vanguard Short-Term Investment-Grade Fund	Thanh Nguyen
Vanguard Treasury Money Market Fund	Eion D’Anjou
VVIF — Money Market Portfolio	Eion D’Anjou
VVIF — Short-Term Investment-Grade Portfolio	Thanh Nguyen

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the Summary Prospectus and the summary section of the Prospectus for each impacted Fund, as appropriate:

Blanton Keh, CFA, Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Brian W. Quigley, CFA, Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Eion D’Anjou, Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Manuel Hayes, Senior Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Peter Lee, CFA, Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Thanh Nguyen, CFA, Portfolio Manager at VCM. She has co-managed the Fund since April 2026.

Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the More on the Fund(s) or More on the Portfolio section for each impacted Fund,

as appropriate:

Blanton Keh, CFA, Portfolio Manager at VCM. He has worked in investment management since 2001, has been with Vanguard since 2025, and has co-managed the Fund since April 2026. Education: B.S., California State Polytechnic University – Pomona; M.S., University of California, Los Angeles; M.B.A., University of California Anderson School of Management.

Brian W. Quigley, CFA, Portfolio Manager at VCM. He has been with Vanguard since 2003, has worked in investment management since 2005, he has managed investment portfolios since 2015, and has co-managed the Fund since April 2026. Education: B.S., Lehigh University.

Eion D’Anjou, Portfolio Manager at VCM. He has worked in investment management since 2006, has been with Vanguard since 2026, and he has co-managed the Fund since April 2026. Education: B.S., Cornell University.

Manuel Hayes, Senior Portfolio Manager at VCM. He has worked in investment management since 2005, has managed investment portfolios since 2007, has been with Vanguard since 2025, and co-managed the Fund since April 2026. Education: B.A., University of California, Berkeley.

Peter Lee, CFA, Portfolio Manager at VCM. He has worked in investment management since 2005, has been with Vanguard since 2012, and he has co-managed the Fund since April 2026. Education: B.S., Villanova University; M.I.S, Villanova University; M.B.A., University of Virginia Darden School

of Business.

Thanh Nguyen, CFA, Portfolio Manager at VCM. She has worked in investment management since 2005, has been with Vanguard since 2013, has managed investment portfolios since 2014, and has co-managed the Fund since April 2026. Education: B.A., Ohio Wesleyan University; M.B.A., The Wharton School of the University of Pennsylvania.

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©2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

PS PMG 042026

Vanguard Admiral Funds®
Vanguard Money Market Reserves

Supplement Dated April 16, 2026, to the Statement of Additional Information Dated December 19, 2025
Effective today, a portfolio manager has been added as co-portfolio manager of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and the corresponding portfolio manager added as co-portfolio manager.
The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Registrant	Impacted Fund	Portfolio Manager
Money Market Reserves	Vanguard Cash Reserves Federal Money Market Fund	Eion D’Anjou
	Vanguard Federal Money Market Fund	Eion D’Anjou
Admiral	Vanguard Treasury Money Market Fund	Eion D’Anjou

The Statement of Additional Information, as supplemented, provides information about the other portfolio managers of the impacted Funds, as of August 31, 2025. The table and text below provide updated information as of March 31, 2026, relating only to Mr. D’Anjou.
Other Accounts Managed
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Eion D’Anjou	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities
As of March 31, 2026, Mr. D’Anjou did not own any shares of the impacted Funds.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 030C 042026